Fixed assets - Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance as at end of period	$ 1,120,070	$ 1,176,819
Vessel, cost
Property Plant And Equipment [Line Items]
Balance as at beginning of period	1,396,552	1,136,444
Acquisition and improvements	183	308,141
Disposals		(48,033)
Balance as at end of period	1,396,735	1,396,552
Accumulated depreciation
Property Plant And Equipment [Line Items]
Balance as at beginning of period	(219,733)	(176,894)
Disposals		9,110
Depreciation	(56,932)	(51,949)
Balance as at end of period	(276,665)	(219,733)
Net book value
Property Plant And Equipment [Line Items]
Balance as at beginning of period	1,176,819	959,550
Acquisition and improvements	183	308,141
Disposals		(38,923)
Depreciation	(56,932)	(51,949)
Balance as at end of period	$ 1,120,070	$ 1,176,819